Vessels, net (Tables)	6 Months Ended
Jun. 30, 2025
Vessels, net [Abstract]
Vessels, net
The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2024	$8,912,839	$(2,036,936)	$6,875,903
Depreciation	—	(286,021)	(286,021)
Balance June 30, 2025	$8,912,839	$(2,322,957)	$6,589,882